Financial Assets and Liabilities - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 115,124	R$ 225,634
Investments linked to loans [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	31,254	93,251
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 83,870	R$ 132,383